Angel Oak Mortgage Trust 2022-3 ABS-15G

Exhibit 99.51

Eresi Mortgage

AOMT 2022-3

4/6/2022

Loan ID	Transaction ID	Field Name	Review Value	Tape Value	Discrepancy Comments
2022030552	xxxx	Property Type	xxxx	xxxx	Property type is xxxx